UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts 02111

(Address of principal executive offices) (Zip code)

James R. Bordewick, Jr., Esq.

Columbia Management Advisors, LLC

One Financial Center

Boston, MA 02111

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-617-426-3750

Date of fiscal year end: April 30

Date of reporting period: October 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Semiannual Report

October 31, 2009

Columbia Core Bond Fund

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholder:

We are pleased to provide this shareholder report detailing your fund’s performance, portfolio holdings and financial statements. We hope this information is helpful in monitoring your investments as we work through these challenging economic times. We recognize that you have entrusted us with your money and want you to know that our professional investment teams work to interpret the latest economic and market trends with the goal of optimizing portfolio construction for our clients.

The first half of 2009 was defined by extremes. The multi-year lows we witnessed in the early months gave way to a stunning rally for the U.S. financial markets through November 2009. A global market rebound may be underway, thanks to the massive fiscal and aggressive monetary policies of governments around the world. In the third quarter 2009, the S&P 500 Index1 was up 15.61%. We believe this challenging economic environment makes it even more important to work with professional money managers while continuing to invest for life events like retirement, college planning, home improvements and career changes.

Retirement income planning has become an increasingly significant focus in the lives of millions of Americans. Recent economic conditions make it even more important to manage short-term obligations such as mortgages, monthly bills and credit card debt while also taking the steps necessary to prepare for or maximize retirement benefits. Better nutrition and medical services can result in U.S. citizens living longer, healthier lives. This means the risk of outliving one’s assets in retirement is very real without proper planning. Financial security and retirement planning is an ongoing process that requires active management of your savings, investments and risks. We encourage you to review your retirement plan regularly so you’ll be better able to meet your retirement needs in the future.

We recognize that economic uncertainty creates great challenges for many investors. Our professional investment teams work diligently to help investors navigate through difficult markets. Thank you for your business and for the opportunity to work together towards your investment goals.

Sincerely,

J. Kevin Connaughton

President, Columbia Funds

On September 29, 2009, Bank of America Corporation entered into an agreement to sell a portion of the asset management business of Columbia Management Group, LLC. Please see Note 4 of the Notes to Financial Statements for additional information.

Past performance is no guarantee of future results.

[1]

The Standard & Poor’s (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Fund Profile – Columbia Core Bond Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 10/31/2009

+7.73% Class A shares (without sales charge)

+5.61% Barclays Capital Aggregate Bond Index

Morningstar Style Box™

Fixed Income Maturity

The Morningstar Style Box™ reveals a fund’s investment strategy. For fixed-income funds, the vertical axis shows the average credit quality of the bonds owned, and the horizontal axis shows interest rate sensitivity as measured by a bond’s duration (short, intermediate or long). Information shown is based on the most recent data provided by Morningstar.

Summary

■

For the six-month period that ended October 31, 2009, the fund’s Class A shares returned 7.73% without sales charge. The fund’s Class Z shares returned 7.86%. By comparison, the fund’s benchmark, the Barclays Capital Aggregate Bond Index[1] , returned 5.61%. The average return of the fund’s peer group, the Lipper Corporate Debt Funds A Rated Classification[2], was 12.24%. In a period that favored riskier segments of the fixed-income markets, the fund’s sector allocations gave it an advantage over the index. However, it did not keep pace with more aggressive funds in its peer group.

■

Whereas investors favored the highest quality fixed-income securities in 2008, that trend reversed course in 2009. The government’s efforts to shore up and add liquidity to the credit markets, coupled with small but measurable progress in the overall economy, enabled some of the most downtrodden sectors of the fixed-income market to stage a significant rebound in 2009. The fund responded to the changing environment by deemphasizing Treasury securities and agency mortgages and establishing an overweight position in asset-backed securities and a significant overweight in commercial mortgage-backed securities. The fund also bolstered its corporate bond exposure within BBB-rated corporate bonds. These overweights enabled the fund to outperform its Barclays benchmark. However, the fund did not match the performance of funds in its peer group that invested more aggressively. In particular, the fund had no exposure to the high-yield sector, which was the period’s strongest performer.

Portfolio Management

Alexander D. Powers has co-managed the fund since 2007 and has been associated with the advisor or its predecessors since 1996.

Jonathan P. Carlson has co-managed the fund since 2007 and has been associated with the advisor or its predecessors since June 2007.

Michael W. Zazzarino has co-managed the fund since 2007 and has been associated with the advisor or its predecessors since March 2005.

Carl W. Pappo has co-managed the fund since 2008 and has been associated with the advisor or its predecessors since 1993.

Portfolio holdings and characteristics are subject to change periodically and may not be representative of current holdings and characteristics. The outlook for the fund may differ from those presented for other Columbia Funds.

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

[1]

The Barclays Capital Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

[2]

Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Performance Information – Columbia Core Bond Fund

Annual operating expense ratio (%)*

Class A	0.86
Class B	1.61
Class C	1.61
Class T	0.76
Class Z	0.61

*	The annual operating expense ratio is as stated in the fund’s prospectus that is current as of the date of this report. Differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios.

Net asset value per share

as of 10/31/09 ($)
Class A	10.71
Class B	10.71
Class C	10.71
Class T	10.71
Class Z	10.71

Distributions declared per share

05/01/09 – 10/31/09 ($)
Class A	0.20
Class B	0.16
Class C	0.17
Class T	0.20
Class Z	0.21

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Performance of a $10,000 investment 11/01/99 – 10/31/09 ($)

Sales charge	without	with
Class A	17,106	16,295
Class B	15,905	15,905
Class C	16,066	16,066
Class T	17,218	16,402
Class Z	17,530	n/a

The table above shows the change in value of a hypothetical $10,000 investment in each share class of Columbia Core Bond Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Average annual total return as of 10/31/09 (%)
Share class	A		B		C		T		Z
Inception	11/01/98		11/01/98		11/25/02		12/14/90		12/14/90
Sales charge	without	with	without	with	without	with	without	with	without
6-month (cumulative)	7.73	2.57	7.33	2.33	7.41	6.41	7.78	2.62	7.86
1-year	16.03	10.51	15.17	10.17	15.33	14.33	16.14	10.62	16.31
5-year	3.97	2.97	3.20	2.86	3.35	3.35	4.08	3.08	4.23
10-year	5.51	5.00	4.75	4.75	4.86	4.86	5.58	5.07	5.77

Average annual total return as of 09/30/09 (%)
Share class	A		B		C		T		Z
Sales charge	without	with	without	with	without	with	without	with	without
6-month (cumulative)	8.03	2.91	7.63	2.63	7.71	6.71	8.08	2.96	8.16
1-year	11.23	5.93	10.40	5.40	10.56	9.56	11.34	6.03	11.50
5-year	3.98	2.97	3.20	2.86	3.35	3.35	4.08	3.07	4.23
10-year	5.44	4.94	4.68	4.68	4.78	4.78	5.51	5.00	5.70

The “with sales charge” returns include the maximum initial sales charge of 4.75% for Class A and T shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment advisor and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The tables do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Class A, Class B, Class C, Class T and Class Z share performance information includes returns of Prime A shares (for Class A shares), Prime B shares (for Class B and Class C shares), Retail A shares (for Class T shares) and Trust shares (for Class Z shares) of Galaxy Quality Plus Bond Fund, the predecessor to the fund and a series of The Galaxy Fund (the “Predecessor Fund”), for periods prior to November 25, 2002, the date on which Class A, Class B, Class C, Class T and Class Z shares were initially offered by the fund. The returns shown for all share classes reflect any differences in sales charges.

The 10-year returns for Class C shares include the returns of Prime B shares of the Predecessor Fund for the period prior to November 25, 2002, the date on which Class C shares were first offered. The returns have not been adjusted to reflect any differences in expenses between Class C shares and Prime B shares of the Predecessor Fund. If differences in expenses had been reflected, the returns shown for Class C shares would have been higher.

Understanding Your Expenses – Columbia Core Bond Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee.

This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

05/01/09 – 10/31/09
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,077.30	1,021.53	3.82	3.72	0.73
Class B	1,000.00	1,000.00	1,073.30	1,017.74	7.73	7.53	1.48
Class C	1,000.00	1,000.00	1,074.10	1,018.50	6.95	6.77	1.33
Class T	1,000.00	1,000.00	1,077.80	1,022.03	3.30	3.21	0.63
Class Z	1,000.00	1,000.00	1,078.60	1,022.79	2.51	2.45	0.48

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Investment Portfolio – Columbia Core Bond Fund

October 31, 2009 (Unaudited)

Government & Agency Obligations – 28.7%

	Par ($)	Value ($)
Foreign Government Obligations – 2.3%
European Investment Bank
3.000% 04/08/14	3,295,000	3,367,925
5.125% 05/30/17	5,935,000	6,589,435

Export-Import Bank of Korea
5.500% 10/17/12	700,000	741,945

International Bank for Reconstruction & Development
5.000% 04/01/16	10,570,000	11,656,744

Pemex Project Funding Master Trust
5.750% 03/01/18	5,765,000	5,707,350

Province of Quebec
4.625% 05/14/18	6,395,000	6,685,083

Republic of Italy
5.375% 06/12/17	1,910,000	2,095,507

Foreign Government Obligations Total		36,843,989

U.S. Government Agencies – 1.7%
Resolution Funding Corp., STRIPS
(a) 10/15/19	11,225,000	7,430,198
(a) 10/15/20	10,840,000	6,724,345
(a) 01/15/21	19,755,000	12,083,758

U.S. Government Agencies Total		26,238,301

U.S. Government Obligations – 24.7%
U.S. Treasury Bonds
4.250% 05/15/39	4,065,000	4,074,528
4.500% 05/15/38 (b)	6,975,000	7,285,604
4.500% 08/15/39	745,000	778,292

U.S. Treasury Inflation Indexed Notes
1.625% 01/15/18	21,139,294	21,654,564
3.000% 07/15/12	3,090,824	3,318,531

U.S. Treasury Notes
1.000% 09/30/11 (c)	102,165,000	102,452,288
1.375% 09/15/12	1,110,000	1,110,087
2.375% 09/30/14 (c)	220,935,000	221,814,321
3.125% 05/15/19	55,000	53,823
3.625% 08/15/19	3,755,000	3,827,167
6.125% 11/15/27	19,500,000	24,326,250

U.S. Government Obligations Total		390,695,455

Total Government & Agency Obligations (cost of $448,075,222)		453,777,745

Corporate Fixed-Income Bonds & Notes – 25.1%

	Par ($)	Value ($)
Basic Materials – 1.2%
Chemicals – 0.4%
Dow Chemical Co.
5.700% 05/15/18	2,485,000	2,445,473
8.550% 05/15/19	1,650,000	1,883,678
9.400% 05/15/39	1,555,000	1,912,804

Lubrizol Corp.
6.500% 10/01/34	1,000,000	1,045,559

Chemicals Total		7,287,514

Iron/Steel – 0.7%
ArcelorMittal
7.000% 10/15/39	3,520,000	3,328,547
9.850% 06/01/19	2,835,000	3,341,153

Nucor Corp.
5.000% 06/01/13	2,000,000	2,132,654
5.850% 06/01/18	1,560,000	1,715,387

Iron/Steel Total		10,517,741

Metals & Mining – 0.1%
Freeport-McMoRan Copper & Gold, Inc.
8.250% 04/01/15	1,075,000	1,152,938

Metals & Mining Total		1,152,938

Basic Materials Total		18,958,193

Communications – 2.5%
Media – 1.0%
Comcast Corp.
6.950% 08/15/37	3,560,000	3,883,120

DirecTV Holdings LLC
6.375% 06/15/15	2,615,000	2,699,987

News America, Inc.
6.400% 12/15/35	1,920,000	1,919,829
6.550% 03/15/33	575,000	578,628

Time Warner Cable, Inc.
7.300% 07/01/38	2,630,000	2,962,853

Time Warner, Inc.
6.500% 11/15/36	3,505,000	3,560,568

Media Total		15,604,985

Telecommunication Services – 1.5%
AT&T, Inc.
5.625% 06/15/16	2,275,000	2,475,193
6.550% 02/15/39	2,535,000	2,742,181

See Accompanying Notes to Financial Statements.

Columbia Core Bond Fund

October 31, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
BellSouth Corp.
5.200% 09/15/14	765,000	826,612

British Telecommunications PLC
5.150% 01/15/13	4,565,000	4,771,155
5.950% 01/15/18	2,385,000	2,401,345

Cellco Partnership/Verizon Wireless Capital LLC
5.550% 02/01/14 (d)	4,560,000	4,968,608
8.500% 11/15/18 (d)	1,505,000	1,875,054

Telefonica Emisiones SAU
6.221% 07/03/17	1,325,000	1,467,534
6.421% 06/20/16	2,500,000	2,773,635

Telecommunication Services Total		24,301,317

Communications Total		39,906,302

Consumer Cyclical – 0.9%
Airlines – 0.0%
Continental Airlines, Inc.
7.461% 04/01/15	659,643	615,118

Airlines Total		615,118
Home Builders – 0.0%
D.R. Horton, Inc.
5.625% 09/15/14	365,000	348,575

Home Builders Total		348,575

Retail – 0.9%
Best Buy Co., Inc.
6.750% 07/15/13	2,745,000	2,948,953

CVS Pass-Through Trust
5.298% 01/11/27 (d)	742,723	703,783
6.036% 12/10/28	2,788,016	2,737,999
8.353% 07/10/31 (d)	3,590,395	4,077,037

Macy’s Retail Holdings, Inc.
5.350% 03/15/12	455,000	446,469

McDonald’s Corp.
5.000% 02/01/19	510,000	539,349
5.700% 02/01/39	1,900,000	1,991,787

Retail Total		13,445,377

Consumer Cyclical Total		14,409,070

Consumer Non-cyclical – 1.9%
Beverages – 0.3%
Anheuser-Busch InBev Worldwide, Inc.
7.750% 01/15/19 (d)(e)	1,775,000	2,068,432
8.000% 11/15/39 (d)	1,705,000	2,109,863
8.200% 01/15/39 (d)	930,000	1,173,401

Beverages Total		5,351,696

	Par ($)	Value ($)
Food – 0.4%
Campbell Soup Co.
4.500% 02/15/19	2,470,000	2,518,706

ConAgra Foods, Inc.
7.000% 10/01/28	3,160,000	3,424,189

Food Total		5,942,895

Healthcare Services – 0.4%
Roche Holdings, Inc.
6.000% 03/01/19 (d)	4,230,000	4,718,814

WellPoint, Inc.
7.000% 02/15/19	1,700,000	1,924,176

Healthcare Services Total		6,642,990

Household Products/Wares – 0.3%
Fortune Brands, Inc.
5.125% 01/15/11	3,815,000	3,923,979

Household Products/Wares Total		3,923,979

Pharmaceuticals – 0.5%
Novartis Securities Investment Ltd.
5.125% 02/10/19	3,640,000	3,875,308

Wyeth
5.500% 02/15/16	3,680,000	4,004,068

Pharmaceuticals Total		7,879,376

Consumer Non-cyclical Total		29,740,936

Energy – 3.5%
Oil & Gas – 1.5%
Canadian Natural Resources Ltd.
6.250% 03/15/38	1,445,000	1,529,407

Devon Energy Corp.
6.300% 01/15/19	1,230,000	1,361,926

Hess Corp.
7.300% 08/15/31	1,980,000	2,248,411

Marathon Global Funding Corp.
6.000% 07/01/12	3,065,000	3,349,432

Marathon Oil Corp.
7.500% 02/15/19	410,000	480,662

Nexen, Inc.
5.875% 03/10/35	1,995,000	1,851,128
7.500% 07/30/39	3,045,000	3,362,813

Qatar Petroleum
5.579% 05/30/11 (d)	1,242,378	1,283,678

See Accompanying Notes to Financial Statements.

Columbia Core Bond Fund

October 31, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Ras Laffan Liquefied Natural Gas Co., Ltd. III
5.832% 09/30/16 (d)	2,130,000	2,257,842

Talisman Energy, Inc.
5.850% 02/01/37	855,000	843,902
7.750% 06/01/19	4,595,000	5,461,291

Oil & Gas Total		24,030,492

Oil & Gas Services – 0.6%
Halliburton Co.
5.900% 09/15/18	1,095,000	1,206,812

Smith International, Inc.
9.750% 03/15/19	2,515,000	3,133,564

Weatherford International Ltd.
5.150% 03/15/13	3,840,000	4,028,494
7.000% 03/15/38	1,090,000	1,114,348

Oil & Gas Services Total		9,483,218

Pipelines – 1.4%
Enbridge Energy Partners LP
7.500% 04/15/38	1,060,000	1,206,272

Energy Transfer Partners LP
6.000% 07/01/13	2,195,000	2,350,650

Kinder Morgan Energy Partners LP
5.625% 02/15/15	1,275,000	1,368,066
5.800% 03/01/21	2,955,000	3,043,931
6.500% 09/01/39	365,000	371,771
6.950% 01/15/38	1,945,000	2,083,603

ONEOK Partners LP
6.850% 10/15/37	835,000	902,395

Plains All American Pipeline LP
5.750% 01/15/20	590,000	606,490
6.500% 05/01/18	2,620,000	2,825,316
8.750% 05/01/19	2,445,000	2,967,802

TransCanada Pipelines Ltd.
6.350% 05/15/67 (05/15/17) (f)(g)	3,825,000	3,560,291

Pipelines Total		21,286,587

Energy Total		54,800,297

Financials – 10.2%
Banks – 6.0%
Bank of New York Mellon Corp.
5.450% 05/15/19	2,630,000	2,831,287

Barclays Bank PLC
5.000% 09/22/16	2,950,000	3,014,820

Capital One Capital IV
6.745% 02/17/37 (f)	3,765,000	3,030,825

	Par ($)	Value ($)
Capital One Capital V
10.250% 08/15/39	2,565,000	2,927,255

Capital One Financial Corp.
5.700% 09/15/11	3,135,000	3,310,720
7.375% 05/23/14	825,000	936,362

Citigroup, Inc.
6.875% 03/05/38	2,805,000	2,917,722
8.125% 07/15/39	3,595,000	4,183,365
8.500% 05/22/19	2,955,000	3,454,117

Comerica Bank
0.333% 06/30/10 (11/30/09) (f)(g)	500,000	495,246
5.200% 08/22/17	2,295,000	2,043,615
5.750% 11/21/16	545,000	513,642

Deutsche Bank AG London
4.875% 05/20/13	3,580,000	3,823,884

Discover Financial Services
10.250% 07/15/19	1,255,000	1,471,957

Fifth Third Bank
4.200% 02/23/10	2,565,000	2,583,399

JPMorgan Chase Capital XX
6.550% 09/29/36	6,290,000	5,865,280

JPMorgan Chase Capital XXII
6.450% 02/02/37	2,245,000	2,063,442

JPMorgan Chase Capital XVIII
6.950% 08/17/36	405,000	395,999

JPMorgan Chase Capital XXVII
7.000% 11/01/39	950,000	956,365

KeyBank NA
5.800% 07/01/14	1,920,000	1,889,652

Keycorp
6.500% 05/14/13 (e)	4,180,000	4,349,775

M&I Marshall & Ilsley Bank
5.300% 09/08/11	2,490,000	2,366,516

Merrill Lynch & Co., Inc.
5.700% 05/02/17 (h)	3,850,000	3,805,683
6.050% 08/15/12 (h)	645,000	691,161
6.150% 04/25/13 (h)	2,200,000	2,358,301
7.750% 05/14/38 (h)	2,075,000	2,335,865

National City Bank of Cleveland
6.200% 12/15/11	715,000	763,970

National City Bank of Kentucky
6.300% 02/15/11	1,275,000	1,324,930

See Accompanying Notes to Financial Statements.

Columbia Core Bond Fund

October 31, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
National City Corp.
4.900% 01/15/15	655,000	674,552
6.875% 05/15/19	2,135,000	2,304,797

Northern Trust Corp.
5.500% 08/15/13	1,865,000	2,050,377

Scotland International Finance
4.250% 05/23/13 (d)	1,700,000	1,617,011

USB Capital IX
6.189% 04/15/42 (04/15/11) (f)(g)	5,585,000	4,286,488

Wachovia Capital Trust III
5.800% 03/29/49 (03/15/11) (f)(g)	11,015,000	7,881,232

Westpac Banking Corp.
4.200% 02/27/15	9,090,000	9,267,882

Banks Total		94,787,494

Diversified Financial Services – 0.9%
Ameriprise Financial, Inc.
7.300% 06/28/19	2,485,000	2,795,061

Eaton Vance Corp.
6.500% 10/02/17	1,530,000	1,623,873

General Electric Capital Corp.
6.000% 08/07/19 (e)	3,830,000	4,025,671

International Lease Finance Corp.
4.875% 09/01/10	4,572,000	4,372,871
5.650% 06/01/14	525,000	396,483

Lehman Brothers Holdings, Inc.
5.625% 01/24/13 (i)(j)	6,620,000	1,067,475
6.875% 05/02/18 (i)(j)	505,000	81,431

Diversified Financial Services Total		14,362,865

Insurance – 2.2%
ING Groep NV
5.775% 12/29/49 (12/08/15) (f)(g)	3,745,000	2,733,850

Liberty Mutual Group, Inc.
7.500% 08/15/36 (d)	4,615,000	4,025,572

Lincoln National Corp.
8.750% 07/01/19	5,215,000	6,071,861

MetLife Capital Trust X
9.250% 04/08/38 (d)(f)	1,765,000	1,923,850

MetLife, Inc.
10.750% 08/01/39	3,285,000	3,981,105

Principal Life Income Funding Trusts
5.300% 04/24/13	5,930,000	6,102,925

	Par ($)	Value ($)
Prudential Financial, Inc.
7.375% 06/15/19	5,030,000	5,619,893

Unum Group
7.125% 09/30/16	3,420,000	3,515,719

Insurance Total		33,974,775

Real Estate Investment Trusts (REITs) – 0.9%

Brandywine Operating Partnership LP
7.500% 05/15/15	4,655,000	4,657,812

Camden Property Trust
5.375% 12/15/13	1,744,000	1,760,592

Duke Realty LP
7.375% 02/15/15	3,490,000	3,677,832
8.250% 08/15/19	2,805,000	2,987,872

Highwoods Properties, Inc.
5.850% 03/15/17	995,000	897,265

Real Estate Investment Trusts (REITs) Total		13,981,373

Savings & Loans – 0.2%
Wachovia Mortgage FSB
4.125% 12/15/09	3,905,000	3,920,077

Savings & Loans Total		3,920,077

Financials Total		161,026,584

Industrials – 1.8%
Aerospace & Defense – 0.4%
Embraer Overseas Ltd.
6.375% 01/15/20	3,170,000	3,003,575

Raytheon Co.
7.200% 08/15/27	2,595,000	3,152,616

Aerospace & Defense Total		6,156,191

Machinery-Construction & Mining – 0.2%
Caterpillar, Inc.
8.250% 12/15/38	2,040,000	2,815,545

Machinery-Construction & Mining Total		2,815,545

Miscellaneous Manufacturing – 0.4%
Ingersoll-Rand Global Holding Co., Ltd.
9.500% 04/15/14	2,975,000	3,569,702

Tyco International Ltd./Tyco International Finance SA
6.875% 01/15/21	2,900,000	3,315,521

Miscellaneous Manufacturing Total		6,885,223

See Accompanying Notes to Financial Statements.

Columbia Core Bond Fund

October 31, 2009 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

	Par ($)	Value ($)
Transportation – 0.8%
BNSF Funding Trust I
6.613% 12/15/55 (01/15/26) (f)(g)	3,560,000	3,368,650

Burlington Northern Santa Fe Corp.
7.950% 08/15/30	1,260,000	1,595,284

Union Pacific Corp.
5.700% 08/15/18	1,835,000	1,972,566
6.650% 01/15/11	5,550,000	5,857,598

Transportation Total		12,794,098

Industrials Total		28,651,057

Technology – 0.5%
Networking Products – 0.2%
Cisco Systems, Inc.
5.900% 02/15/39	2,900,000	3,085,148

Networking Products Total		3,085,148

Software – 0.3%
Oracle Corp.
5.000% 01/15/11 (e)	2,455,000	2,570,304
6.500% 04/15/38	2,500,000	2,849,437

Software Total		5,419,741

Technology Total		8,504,889

Utilities – 2.6%
Electric – 2.0%
American Electric Power Co., Inc.
5.250% 06/01/15	1,465,000	1,537,806

Carolina Power & Light Co.
5.125% 09/15/13	2,545,000	2,751,552

Commonwealth Edison Co.
5.900% 03/15/36	790,000	826,193
5.950% 08/15/16	2,825,000	3,080,473
6.150% 09/15/17	1,200,000	1,326,328
6.950% 07/15/18	1,575,000	1,743,413

Consolidated Edison Co. of New York, Inc.
6.750% 04/01/38	610,000	720,299

Duke Energy Corp.
5.300% 10/01/15	2,400,000	2,657,174

Exelon Generation Co. LLC
6.200% 10/01/17	1,000,000	1,084,877

FPL Energy National Wind LLC
5.608% 03/10/24 (d)	744,140	693,472

	Par ($)	Value ($)
Hydro Quebec
8.500% 12/01/29	1,195,000	1,612,033

MidAmerican Energy Holdings Co.
5.875% 10/01/12	2,855,000	3,114,362

Niagara Mohawk Power Corp.
4.881% 08/15/19 (d)	4,250,000	4,278,960

Oncor Electric Delivery Co.
5.950% 09/01/13	2,370,000	2,568,191

Southern California Edison Co.
5.000% 01/15/16	2,500,000	2,651,088

Electric Total		30,646,221

Gas – 0.6%
Atmos Energy Corp.
6.350% 06/15/17	1,760,000	1,909,737
8.500% 03/15/19	2,220,000	2,731,071

Nakilat, Inc.
6.067% 12/31/33 (d)	3,735,000	3,377,299

Sempra Energy
6.500% 06/01/16	1,315,000	1,444,220

Gas Total		9,462,327

Utilities Total		40,108,548

Total Corporate Fixed-Income Bonds & Notes (cost of $378,592,162)		396,105,876

Mortgage-Backed Securities – 23.2%
Federal Home Loan Mortgage Corp.
5.500% 01/01/37	81,631,966	86,110,288
5.600% 08/01/37 (11/01/09) (f)(g)	8,661,323	9,113,840
5.693% 06/01/37 (11/01/09) (f)(g)	7,947,222	8,382,682
5.725% 06/01/36 (11/01/09) (f)(g)	10,040,959	10,582,869
7.000% 12/01/10	8,362	8,629
7.000% 12/01/14	30,724	33,088
7.000% 11/01/25	4,004	4,425
7.000% 03/01/27	2,947	3,257
7.000% 10/01/31	28,669	31,588
7.500% 09/01/25	1,700	1,915
7.500% 10/01/29	86,232	97,176
8.000% 06/01/26	2,104	2,398
9.500% 04/01/11	105	109
9.500% 09/01/16	800	892
10.000% 05/01/11	1,417	1,471

See Accompanying Notes to Financial Statements.

Columbia Core Bond Fund

October 31, 2009 (Unaudited)

Mortgage-Backed Securities (continued)

	Par ($)	Value ($)
Federal National Mortgage Association
3.199% 08/01/36 (11/01/09) (f)(g)	102,070	104,041
4.000% 03/01/39	9,100,401	8,990,891
4.000% 10/01/39 (k)	14,714,543	14,536,002
4.500% 02/01/39	23,482,257	23,801,848
4.600% 09/01/19	5,585,000	5,417,450
4.680% 06/01/19	4,394,998	4,579,834
4.680% 09/01/19	8,260,000	8,487,659
4.760% 09/01/19	4,360,571	4,553,526
4.770% 06/01/19	4,537,340	4,731,075
4.820% 04/01/38 (11/01/09) (f)(g)	7,411,973	7,740,842
4.894% 04/01/38 (11/01/09) (f)(g)	8,489,779	8,863,606
5.240% 09/01/12	2,312,098	2,468,483
5.500% 02/01/37	6,926,483	7,302,140
5.640% 10/01/37 (11/01/09) (f)(g)	6,966,874	7,331,524
5.764% 09/01/37 (11/01/09) (f)(g)	6,694,819	7,103,327
6.500% 09/01/36	6,297,934	6,774,317
6.500% 09/01/37	13,309,016	14,307,407
6.500% 10/01/37	1,137,666	1,223,010
6.500% 03/01/38	6,707,579	7,210,756
7.000% 06/01/32	12,495	13,777
7.500% 10/01/15	19,575	21,364
7.500% 01/01/30	12,019	13,608
7.500% 03/01/30	18,948	21,459
7.785% 02/01/19	1,687,140	1,898,375
8.000% 12/01/09	1	1
8.000% 12/01/29	231,696	264,357
8.000% 02/01/30	18,095	20,633
8.000% 03/01/30	33,217	37,854
8.000% 04/01/30	32,231	36,730
8.000% 05/01/30	5,095	5,806
8.500% 08/01/17	1,059	1,156
10.000% 10/01/20	63,609	70,220
10.000% 12/01/20	142,172	159,487
TBA, 4.500% 11/01/39 (k)	34,500,000	34,920,486

Government National Mortgage Association
4.375% 04/20/22 (11/01/09) (f)(g)	209,966	214,709
4.500% 07/15/39	25,272,375	25,686,590
4.625% 07/20/21 (11/01/09) (f)(g)	42,416	43,797
4.625% 07/20/22 (11/01/09) (f)(g)	49,906	51,374
5.000% 04/20/39	11,642,510	12,112,187
5.000% 06/15/39	27,717,607	28,865,928
7.000% 05/15/12	14,561	15,457
7.000% 09/15/13	25,764	27,487
7.000% 11/15/22	50,102	55,136
7.000% 10/15/23	23,637	26,006
7.000% 06/15/26	153,475	169,242
7.000% 10/15/27	17,453	19,261
7.000% 05/15/28	28,055	31,007

	Par ($)	Value ($)
7.000% 06/15/28	6,430	7,107
7.000% 12/15/28	37,197	41,111
7.000% 08/15/29	20,217	22,354
7.000% 02/15/30	4,455	4,928
7.000% 05/15/32	146,581	161,310
7.500% 04/15/26	102,469	116,115
7.500% 02/15/27	13,581	15,402
7.500% 09/15/29	403,283	457,895
7.500% 03/15/30	80,259	91,167
8.000% 06/15/25	3,639	4,164
8.000% 10/15/25	17,362	19,869
8.000% 01/15/26	5,760	6,599
8.000% 02/15/26	2,170	2,486
8.000% 05/15/26	2,115	2,423
8.000% 06/15/26	9,274	10,614
8.000% 03/15/27	18,140	20,774
9.000% 11/15/17	35,881	39,802
9.500% 08/15/20	1,792	2,058
9.500% 12/15/20	1,202	1,380
10.000% 05/15/16	2,633	2,887
10.000% 07/15/17	14,105	15,717
10.000% 08/15/17	3,699	4,122
11.500% 06/15/13	14,627	16,262

Total Mortgage-Backed Securities (cost of $354,394,443)		365,772,405

Commercial Mortgage-Backed Securities – 14.7%
Bear Stearns Commercial Mortgage Securities
4.740% 03/13/40	14,889,000	15,285,454
4.933% 02/13/42 (11/01/09) (f)(g)	2,707,000	2,679,188
5.145% 01/12/45	6,143,347	6,317,886
5.201% 12/11/38	2,425,000	2,303,522
5.540% 09/11/41	2,110,000	2,133,979
5.588% 09/11/42	9,635,000	9,622,714
5.719% 06/11/40 (11/01/09) (f)(g)	8,079,000	7,690,557
5.742% 09/11/42 (11/01/09) (f)(g)	2,540,000	2,557,195
6.480% 02/15/35	4,587,000	4,746,708

Chase Commercial Mortgage Securities Corp.
6.275% 02/12/16 (11/01/09) (d)(f)(g)	12,585,000	13,213,905

Citigroup Commercial Mortgage Trust
4.733% 10/15/41	3,765,000	3,599,166

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.225% 07/15/44 (11/01/09) (f)(g)	8,510,000	8,637,858

Credit Suisse Mortgage Capital Certificates
5.723% 06/15/39 (11/01/09) (f)(g)	5,860,000	4,847,060

CW Capital Cobalt Ltd.
5.820% 05/15/46 (11/01/09) (f)(g)	3,495,000	3,103,959

See Accompanying Notes to Financial Statements.

Columbia Core Bond Fund

October 31, 2009 (Unaudited)

Commercial Mortgage-Backed Securities (continued)

	Par ($)	Value ($)
Greenwich Capital Commercial Funding Corp.
5.317% 06/10/36 (11/01/09) (f)(g)	15,476,000	15,818,281
5.918% 07/10/38 (11/01/09) (f)(g)	3,075,000	2,948,367

GS Mortgage Securities Corp. II
5.805% 08/10/45 (11/01/09) (f)(g)	4,840,000	4,062,903

JPMorgan Chase Commercial Mortgage Securities Corp.
4.878% 01/15/42	2,000,000	1,960,932
5.255% 07/12/37 (f)	3,875,000	3,963,959
5.440% 06/12/47	8,710,000	7,924,172
5.716% 02/15/51	3,000,000	2,364,516

LB-UBS Commercial Mortgage Trust
4.853% 09/15/31	15,070,000	15,589,228
5.124% 11/15/32 (11/11/09) (f)(g)	6,865,000	7,044,080
5.430% 02/15/40	5,495,000	4,659,986
5.611% 04/15/41	3,065,854	3,185,578

Merrill Lynch Mortgage Investors, Inc.
I.O.,
0.492% 12/15/30 (11/01/09) (f)(g)	3,411,172	71,249

Merrill Lynch Mortgage Trust
4.747% 06/12/43 (11/01/09) (f)(g)	7,500,000	7,296,775

Morgan Stanley Capital I
4.970% 12/15/41	7,949,000	7,972,636
4.989% 08/13/42	3,940,000	3,907,735
5.207% 11/14/42 (11/01/09) (f)(g)	3,495,000	3,527,825
5.328% 11/12/41	6,000,000	5,821,263
5.447% 02/12/44 (11/01/09) (f)(g)	2,785,000	2,492,263

Morgan Stanley Dean Witter Capital I
4.920% 03/12/35	10,270,000	10,466,528
5.080% 09/15/37	3,695,000	3,833,952
6.390% 07/15/33	6,452,218	6,721,571

Wachovia Bank Commercial Mortgage Trust
4.039% 10/15/41	7,522,252	7,511,265
5.037% 03/15/42	5,560,000	5,769,489
5.609% 03/15/45 (11/01/09) (f)(g)	5,052,000	4,087,185
5.726% 06/15/45	2,384,072	2,428,017
5.765% 07/15/45 (11/01/09) (f)(g)	1,655,000	1,595,269
5.997% 06/15/45	2,610,000	2,662,602

Total Commercial Mortgage-Backed Securities (cost of $221,230,552)		232,426,777

Asset-Backed Securities – 5.5%

	Par ($)	Value ($)
American Express Credit Account Master Trust
0.285% 02/15/13 (11/16/09) (f)(g)	7,460,000	7,437,039
0.525% 01/15/13 (11/16/09) (d)(f)(g)	2,855,000	2,828,610

AmeriCredit Automobile Receivables Trust
3.930% 10/06/11	906,558	917,643

Bay View Auto Trust
5.310% 06/25/14	2,550,000	2,563,823

BMW Vehicle Lease Trust
2.040% 04/15/11	5,175,000	5,213,330

Bombardier Capital Mortgage Securitization Corp.
6.230% 04/15/28	2,250	2,108

Capital Auto Receivables Asset Trust
5.730% 03/15/11 (11/15/09) (f)(g)	4,000,000	3,966,631

Capital One Prime Auto Receivables Trust
4.890% 01/15/12	3,177,725	3,233,030

Carrington Mortgage Loan Trust
0.354% 07/25/36 (11/25/09) (f)(g)	1,717,662	1,467,381

Citibank Credit Card Issuance Trust
0.409% 05/21/12 (11/21/09) (f)(g)	2,405,000	2,399,370

CitiFinancial Mortgage Securities, Inc.
2.645% 04/25/34 (11/01/09) (f)(g)	136,250	135,187

Citigroup Mortgage Loan Trust, Inc.
5.517% 08/25/35 (11/01/09) (f)(g)	2,800,000	205,599
5.666% 08/25/35 (11/01/09) (f)(g)	1,885,000	113,241

Daimler Chrysler Auto Trust
4.940% 02/08/12	7,891,000	8,127,313

Discover Card Master Trust
1.545% 02/17/15 (11/16/09) (f)(g)	2,820,000	2,833,378

Discover Card Master Trust I
0.345% 08/15/12 (11/16/09) (f)(g)	6,460,000	6,425,975

Equity One ABS, Inc.
0.584% 07/25/34 (11/25/09) (f)(g)	416,020	268,915

First Plus Home Loan Trust
7.720% 05/10/24 (11/01/09) (f)(g)	13,957	13,445

Ford Credit Auto Owner Trust
5.150% 11/15/11	5,530,133	5,654,703
5.160% 04/15/13	9,405,000	9,975,585
5.680% 06/15/12	2,300,000	2,397,507

Franklin Auto Trust
5.360% 05/20/16	4,980,000	5,014,814

See Accompanying Notes to Financial Statements.

Columbia Core Bond Fund

October 31, 2009 (Unaudited)

Asset-Backed Securities (continued)

	Par ($)	Value ($)
GE Capital Credit Card Master Note Trust
4.130% 06/15/13	3,966,000	4,032,605

GE Equipment Small Ticket LLC
5.120% 06/22/15 (d)	770,430	714,702

Green Tree Financial Corp.
8.250% 07/15/27 (f)	353,032	360,963

GSAA Trust
4.316% 11/25/34 (11/01/09) (f)(g)	809,488	764,765

Long Beach Auto Receivables Trust
4.522% 06/15/12	1,162,544	1,161,904

Oakwood Mortgage Investors, Inc.
7.100% 08/15/27	81,709	80,494

Origen Manufactured Housing
4.490% 05/15/18	142,992	141,205

Residential Funding Mortgage Securities II, Inc.
4.700% 08/25/34	184,862	178,186

USAA Auto Owner Trust
4.900% 02/15/12 (02/15/11) (f)(g)	3,926,655	3,990,346

Wachovia Auto Loan Owner Trust
5.650% 02/20/13	5,000,000	4,824,747

Total Asset-Backed Securities (Cost of $90,857,860)		87,444,544

Municipal Bonds – 0.5%

California – 0.5%
CA Los Angeles Unified School District
Series 2009
5.750% 07/01/34	2,430,000	2,330,953
CA State
Series 2009,
7.550% 04/01/39	4,615,000	4,822,537

California Total		7,153,490

Total Municipal Bonds (cost of $7,102,995)		7,153,490

Collateralized Mortgage Obligations – 0.4%

Agency – 0.4%
Federal Home Loan Mortgage Corp.
I.O.,
5.500% 05/15/27	47,482	112

Federal National Mortgage Association
4.717% 08/25/12	3,607,038	3,613,888
5.500% 09/25/35	2,212,195	2,275,157

	Par ($)	Value ($)
Vendee Mortgage Trust
I.O.:
0.301% 03/15/29 (11/01/09) (f)(g)	6,910,969	52,292
0.438% 03/15/28 (11/01/09) (f)(g)	5,413,987	58,603

Agency Total		6,000,052

Non-Agency – 0.0%

Countrywide Alternative Loan Trust
5.500% 09/25/35	4,678,232	321,025

Non-Agency Total		321,025

Total Collateralized Mortgage Obligations (cost of $10,403,170)		6,321,077
	Shares
Securities Lending Collateral – 18.3%
State Street Navigator Securities Lending Prime Portfolio (7 day yield of 0.339%) (l)	288,534,570	288,534,570

Total Securities Lending Collateral (cost of $288,534,570)		288,534,570
	Par ($)
Short-Term Obligation – 5.3%
Repurchase agreement with Fixed Income Clearing Corp., dated 10/30/09, due 11/02/09 at 0.010%, collateralized by U.S. Government Agency obligation with various maturities to 08/23/10, market value $84,881,369 (repurchase proceeds $83,214,069)	83,214,000	83,214,000

Total Short-Term Obligation (cost of $83,214,000)		83,214,000

Total Investments – 121.7% (cost of $1,882,404,974)(m)		1,920,750,484

Obligation to Return Collateral for Securities Loaned – (18.3)%		(288,534,570)

Other Assets & Liabilities, Net – (3.4)%		(53,203,141)

Net Assets – 100.0%		1,579,012,773

See Accompanying Notes to Financial Statements.

Columbia Core Bond Fund

October 31, 2009 (Unaudited)

Notes to Investment Portfolio:

(a)	Zero coupon bond.

(b)	A portion of this security is pledged as collateral for open futures contracts. At October 31, 2009, the market value of this security pledged amounted to $3,133,593.

(c)	All or a portion of this security was on loan at October 31, 2009. The total market value of securities on loan at October 31, 2009 is $283,455,234.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2009, these securities, which are not illiquid, except for the following, amounted to $57,909,893, which represents 3.7% of net assets.

Security	Acquisition Date	Par	Cost	Value
Qatar Petroleum 5.579%, 05/30/11	05/19/06	$1,242,378	$1,242,378	$1,283,678

(e)	This security or a portion of this security is pledged as collateral for open credit default swap contracts. At October 31, 2009, the total market value of securities pledged amounted to $7,146,114.

(f)	The interest rate shown on floating rate or variable rate securities reflects the rate at October 31, 2009.

(g)	Parenthetical date represents the next interest rate reset date for the security.

(h)	Investments in affiliates during the six months ended October 31, 2009:

Security name: Merrill Lynch & Co., Inc., 5.700%, 05/02/17

Par as of 04/30/09:	$3,850,000
Par purchased:	$—
Par sold:	$—
Par as of 10/31/09:	$3,850,000
Net realized gain (loss):	$—
Interest income earned:	$109,725
Value at end of period:	$3,805,683

Security name: Merrill Lynch & Co., Inc., 6.050%, 08/15/12

Par as of 04/30/09:	$645,000
Par purchased:	$—
Par sold:	$—
Par as of 10/31/09:	$645,000
Net realized gain (loss):	$—
Interest income earned:	$19,511
Value at end of period:	$691,161

Security name: Merrill Lynch & Co., Inc., 6.150%, 04/25/13

Par as of 04/30/09:	$2,200,000
Par purchased:	$—
Par sold:	$—
Par as of 10/31/09:	$2,200,000
Net realized gain (loss):	$—
Interest income earned:	$67,650
Value at end of period:	$2,358,301
Security name: Merrill Lynch & Co., Inc., 7.750%, 05/14/38

Par as of 04/30/09:	$2,075,000
Par purchased:	$—
Par sold:	$—
Par as of 10/31/09:	$2,075,000
Net realized gain (loss):	$—
Interest income earned:	$80,406
Value at end of period:	$2,335,865

As of January 1, 2009, Merrill Lynch & Co., Inc., is a wholly owned subsidiary of Bank of America Corporation and an affiliate of Columbia Management.

(i)	The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At October 31, 2009, the value of these securities amounted to $1,148,906, which represents 0.1% of net assets.

(j)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2009, the value of these securities amounted to $1,148,906, which represents 0.1% of net assets.

(k)	Security purchased on a delayed delivery basis.

(l)	Investment made with cash collateral received from securities lending activity.

(m)	Cost for federal income tax purposes is $1,880,698,531.

See Accompanying Notes to Financial Statements.

Columbia Core Bond Fund

October 31, 2009 (Unaudited)

The following table summarizes the inputs used, as of October 31, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government & Agency Obligations	$390,695,455	$63,082,290	$—	$453,777,745

Corporate Fixed-Income Bonds & Notes
Basic Materials	—	18,958,193	—	18,958,193
Communications	—	39,906,302	—	39,906,302
Consumer Cyclical	—	13,793,952	615,118	14,409,070
Consumer Non-Cyclical	—	29,740,936	—	29,740,936
Energy	—	54,800,297	—	54,800,297
Financials	—	161,026,584	—	161,026,584
Industrials	—	28,651,057	—	28,651,057
Technology	—	8,504,889	—	8,504,889
Utilities	—	40,108,548	—	40,108,548

Total Corporate Fixed-Income Bonds & Notes	—	395,490,758	615,118	396,105,876

Total Mortgage-Backed Securities	34,920,486	330,851,919	—	365,772,405

Total Commercial Mortgage-Backed Securities	—	232,426,777	—	232,426,777

Total Asset-Backed Securities	—	87,444,544	—	87,444,544

Total Municipal Bonds	—	7,153,490	—	7,153,490

Total Collateralized Mortgage Obligations	—	6,321,077	—	6,321,077

Total Securities Lending Collateral	288,534,570	—	—	288,534,570

Total Short-Term Obligation	—	83,214,000	—	83,214,000

Total Investments	714,150,511	1,205,984,855	615,118	1,920,750,484

Unrealized Appreciation (Depreciation) on Futures Contracts	(1,346,729)	—	—	(1,346,729)

Value of Credit Default Swap Contracts	—	(361,777)	—	(361,777)

Total	$712,803,782	$1,205,623,078	$615,118	$1,919,041,978

The following table reconciles asset balances for the six month period ending October 31, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of April 30, 2009	Accrued Discounts/ (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers into (out of) Level 3	Balance as of October 31, 2009
Corporate Fixed-Income Bonds & Notes
Consumer Cyclical	$485,617	$—	$373	$134,713	($5,585)	$—	$615,118

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributed to securities owned at October 31, 2009, which were valued using significant unobservable inputs (Level 3) amounted to $134,713. This amount is included in net change in unrealized appreciation on the Statement of Changes in Net Assets.

For more information on valuation inputs, and their aggregation into the levels used in the tables above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

Columbia Core Bond Fund

October 31, 2009 (Unaudited)

At October 31, 2009, the Fund has entered into the following credit default swap contracts:

Credit Risk

Swap Counterparty	Referenced Obligation	Receive Buy/Sell Protection	Fixed Rate	Expiration Date	Notional Amount	Upfront Premium Paid (Received)	Value of Contract
Barclays Capital	D.R. Horton, Inc. 5.375% 06/15/12	Buy	1.000%	09/20/14	$4,300,000	$182,761	$10,286
Barclays Capital	HSBC Finance Corp. 7.000% 05/15/12	Buy	5.000%	06/20/14	1,620,000	(66,413)	(217,350)
Barclays Capital	Macy’s, Inc. 7.450% 07/15/17	Buy	5.000%	06/20/14	3,405,000	(138,492)	(188,856)
Barclays Capital	Limited Brands, Inc. 7.450% 07/15/17	Buy	5.000%	09/20/14	3,000,000	(244,174)	(66,968)
Barclays Capital	Toll Brothers, Inc. 5.150% 05/15/15	Buy	1.000%	09/20/14	4,395,000	34,526	99,050
Barclays Capital	Toll Brothers, Inc. 5.150% 05/15/15	Buy	1.000%	09/20/14	4,300,000	14,947	115,177
JPMorgan	D.R. Horton, Inc. 5.375% 06/15/12	Buy	1.000%	09/20/14	4,395,000	173,525	23,306
JPMorgan	Macy’s, Inc. 7.450% 07/15/17	Buy	1.000%	06/20/14	5,070,000	424,408	(18,800)
Morgan Stanley	Limited Brands, Inc. 7.450% 07/15/17	Buy	5.000%	09/20/14	4,400,000	(337,926)	(117,622)

							$(361,777)

At October 31, 2009, cash of $970,000 was pledged as collateral for open credit default swap contracts.

At October 31, 2009, the Fund held the following open short futures contracts:

Risk Exposure/Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
Interest Rate Risk
10-Year U.S. Treasury Notes	610	$72,351,718	$71,128,280	Dec-09	$(1,223,438)
30-Year U.S. Treasury Bonds	75	9,011,719	8,888,428	Dec-09	(123,291)

					$(1,346,729)

At October 31, 2009, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Government & Agency Obligations	28.7
Corporate Fixed-Income Bonds & Notes	25.1
Mortgage-Backed Securities	23.2
Commercial Mortgage–Backed Securities	14.7
Asset-Backed Securities	5.5
Municipal Bonds	0.5
Collateralized Mortgage Obligations	0.4

98.1
Securities Lending Collateral	18.3
Short-Term Obligation	5.3
Obligation to Return Collateral for Securities Loaned	(18.3)
Other Assets & Liabilities, Net	(3.4)

100.0

Acronym	Name
I.O.	Interest Only
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities – Columbia Core Bond Fund

October 31, 2009 (Unaudited)

		($)
Assets	Unaffiliated investments, at identified cost	1,873,671,500
	Affiliated investments, at identified cost	8,733,474

	Total investments, at identified cost	1,882,404,974

	Unaffiliated investments, at value	1,911,559,474
	Affiliated investments, at value	9,191,010

	Total investments at value (including securities on loan of $283,455,234)	1,920,750,484
	Cash	459
	Cash collateral for open credit default swap contracts	970,000
	Open credit default swap contracts	247,819
	Credit default swap contracts premiums paid	779,821
	Receivable for:
	Investments sold	4,540,496
	Fund shares sold	3,716,007
	Interest	11,116,352
	Securities lending	30,998
	Foreign tax reclaims	16,508
	Expense reimbursement due from investment advisor	59,212
	Trustees’ deferred compensation plan	101,103
	Other assets	10,610

	Total Assets	1,942,339,869

Liabilities	Collateral on securities loaned	288,534,570
	Open credit default swap contracts	609,596
	Credit default swap contracts premiums received	748,476
	Payable for:
	Investments purchased	17,559,857
	Investments purchased on a delayed delivery basis	49,177,047
	Fund shares repurchased	2,094,724
	Futures variation margin	653,438
	Distributions	2,937,139
	Investment advisory fee	587,293
	Administration fee	90,660
	Pricing and bookkeeping fees	20,008
	Transfer agent fee	116,300
	Trustees’ fees	10,725
	Custody fee	13,091
	Distribution and service fees	33,504
	Chief compliance officer expenses	36
	Trustees’ deferred compensation plan	101,103
	Other liabilities	39,529

	Total Liabilities	363,327,096

	Net Assets	1,579,012,773

Net Assets Consist of	Paid-in capital	1,597,886,542
	Undistributed net investment income	3,428,481
	Accumulated net realized loss	(58,930,695)
	Net unrealized appreciation (depreciation) on:
	Investments	38,345,510
	Futures contracts	(1,346,729)
	Credit default swap contracts	(370,336)

	Net Assets	1,579,012,773

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities (continued) – Columbia Core Bond Fund

October 31, 2009 (Unaudited)

Class A	Net assets	$55,557,577
	Shares outstanding	5,188,679
	Net asset value per share	$10.71	(a)
	Maximum sales charge	4.75%
	Maximum offering price per share ($10.71/0.9525)	$11.24	(b)

Class B	Net assets	$12,483,022
	Shares outstanding	1,165,837
	Net asset value and offering price per share	$10.71	(a)

Class C	Net assets	$10,825,264
	Shares outstanding	1,011,010
	Net asset value and offering price per share	$10.71	(a)

Class T	Net assets	$19,012,131
	Shares outstanding	1,775,605
	Net asset value per share	$10.71	(a)
	Maximum sales charge	4.75%
	Maximum offering price per share ($10.71/0.9525)	$11.24	(b)

Class Z	Net assets	$1,481,134,779
	Shares outstanding	138,327,838
	Net asset value, offering and redemption price per share	$10.71

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)	On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

Statement of Operations – Columbia Core Bond Fund

For the Six Months Ended October 31, 2009 (Unaudited)

		($)
Investment Income	Interest	35,808,565
	Interest from affiliates	277,292
	Securities lending	30,093

	Total Investment Income	36,115,950

Expenses	Investment advisory fee	3,398,365
	Administration fee	524,095
	Distribution fee:
	Class B	49,124
	Class C	41,415
	Service fee:
	Class A	66,124
	Class B	16,375
	Class C	13,805
	Shareholder services fees – Class T	14,037
	Pricing and bookkeeping fees	85,744
	Transfer agent fee	351,440
	Trustees’ fees	27,784
	Custody fee	30,185
	Chief compliance officer expenses	552
	Other expenses	249,923

	Total Expenses	4,868,968

	Fees waived or expenses reimbursed by investment advisor	(883,207)
	Fees waived by distributor – Class C	(8,283)
	Expense reductions	(9)

	Net Expenses	3,977,469

	Net Investment Income	32,138,481

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Credit Default Swap Contracts	Net realized gain (loss) on:
	Investments	16,753,931
	Futures contracts	1,582,345
	Credit default swap contracts	(436,178)

	Net realized gain	17,900,098

	Net change in unrealized appreciation (depreciation) on:
	Investments	68,725,588
	Futures contracts	(1,486,595)
	Credit default swap contracts	54,073

	Net change in unrealized appreciation (depreciation)	67,293,066

	Net Gain	85,193,164

	Net Increase Resulting from Operations	117,331,645

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets – Columbia Core Bond Fund

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended October 31, 2009 ($)	Year Ended April 30, 2009 ($)
Operations	Net investment income	32,138,481	71,904,953
	Net realized gain (loss) on investments, futures contracts and credit default swap contracts	17,900,098	(36,308,073)
	Net change in unrealized appreciation (depreciation) on investments, futures contracts and credit default swap contracts	67,293,066	(13,944,920)

	Net increase resulting from operations	117,331,645	21,651,960

Distributions to Shareholders	From net investment income:
	Class A	(993,094)	(2,141,011)
	Class B	(197,458)	(495,010)
	Class C	(174,499)	(304,638)
	Class T	(360,734)	(886,840)
	Class Z	(29,401,357)	(67,016,734)

	Total distributions to shareholders	(31,127,142)	(70,844,233)

	Net Capital Stock Transactions	(23,767,280)	(51,466,764)
	Increase from regulatory settlements	59,517	—

	Total increase (decrease) in net assets	62,496,740	(100,659,037)

Net Assets	Beginning of period	1,516,516,033	1,617,175,070
	End of period	1,579,012,773	1,516,516,033
	Undistributed net investment income at end of period	3,428,481	2,417,142

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets (continued) – Columbia Core Bond Fund

	Capital Stock Activity
	(Unaudited) Six Months Ended October 31, 2009		Year Ended April 30, 2009
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	716,038	7,494,439	1,460,417	14,673,774
Distributions reinvested	80,406	841,978	183,205	1,840,015
Redemptions	(603,568)	(6,287,574)	(1,490,353)	(14,954,699)

Net increase	192,876	2,048,843	153,269	1,559,090

Class B
Subscriptions	125,180	1,313,305	485,359	4,868,353
Distributions reinvested	14,616	152,892	38,473	386,376
Redemptions	(337,387)	(3,513,543)	(568,412)	(5,700,069)

Net decrease	(197,591)	(2,047,346)	(44,580)	(445,340)

Class C
Subscriptions	197,369	2,053,062	695,422	6,958,451
Distributions reinvested	7,652	80,145	13,433	134,800
Redemptions	(280,293)	(2,920,206)	(279,345)	(2,822,254)

Net increase (decrease)	(75,272)	(786,999)	429,510	4,270,997

Class T
Subscriptions	6,358	66,809	25,521	257,061
Distributions reinvested	30,136	315,557	76,812	771,485
Redemptions	(65,474)	(678,863)	(362,996)	(3,645,900)

Net decrease	(28,980)	(296,497)	(260,663)	(2,617,354)

Class Z
Subscriptions	12,843,442	133,604,263	26,589,690	267,735,587
Distributions reinvested	1,014,829	10,629,888	2,003,439	20,117,839
Redemptions	(16,007,278)	(166,919,432)	(34,039,804)	(342,087,583)

Net decrease	(2,149,007)	(22,685,281)	(5,446,675)	(54,234,157)

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Core Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended October 31, 2009		Year Ended April 30,
Class A Shares			2009		2008		2007	2006 (a)		2005
Net Asset Value, Beginning of Period	$10.13		$10.44		$10.57		$10.36	$10.81		$10.93

Income from Investment Operations:
Net investment income (b)	0.20		0.46		0.49		0.48	0.42		0.39
Net realized and unrealized gain (loss) on investments, credit default swap contracts and futures contracts	0.58		(0.32)		(0.13)		0.21	(0.44)		0.09

Total from investment operations	0.78		0.14		0.36		0.69	(0.02)		0.48

Less Distributions to Shareholders:
From net investment income	(0.20)		(0.45)		(0.49)		(0.48)	(0.43)		(0.41)
From net realized gains	—		—		—		—	—		(0.19)

Total distributions to shareholders	(0.20)		(0.45)		(0.49)		(0.48)	(0.43)		(0.60)

Increase from regulatory settlements	—	(c)	—		—		—	—		—

Net Asset Value, End of Period	$10.71		$10.13		$10.44		$10.57	$10.36		$10.81
Total return (d)	7.73	%(e)(f)	1.48	%(e)	3.47	%(e)	6.81%	(0.27	)%(e)	4.52	%(e)

Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.73	%(h)	0.70%		0.81%		0.90%	0.91%		0.94%
Waiver/Reimbursement	0.12	%(h)	0.16%		0.06%		—	—	%(i)	—	%(i)
Net investment income (g)	3.88	%(h)	4.55%		4.73%		4.58%	3.90%		3.75%
Portfolio turnover rate	134	%(f)	214%		195%		175%	105%		118%
Net assets, end of period (000s)	$55,558		$50,600		$50,558		$52,116	$24,417		$32,601

(a)	On October 7, 2005, the Columbia Quality Plus Bond Fund was renamed the Columbia Core Bond Fund.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Core Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended October 31, 2009		Year Ended April 30,
Class B Shares			2009		2008		2007	2006 (a)		2005
Net Asset Value, Beginning of Period	$10.13		$10.44		$10.57		$10.36	$10.81		$10.93

Income from Investment Operations:
Net investment income (b)	0.16		0.38		0.42		0.40	0.34		0.31
Net realized and unrealized gain (loss) on investments, credit default swap contracts and futures contracts	0.58		(0.31)		(0.14)		0.21	(0.44)		0.09

Total from investment operations	0.74		0.07		0.28		0.61	(0.10)		0.40

Less Distributions to Shareholders:
From net investment income	(0.16)		(0.38)		(0.41)		(0.40)	(0.35)		(0.33)
From net realized gains	—		—		—		—	—		(0.19)

Total distributions to shareholders	(0.16)		(0.38)		(0.41)		(0.40)	(0.35)		(0.52)

Increase from regulatory settlements	—	(c)	—		—		—	—		—

Net Asset Value, End of Period	$10.71		$10.13		$10.44		$10.57	$10.36		$10.81
Total return (d)	7.33	%(e)(f)	0.72	%(e)	2.70	%(e)	6.01%	(1.01	)%(e)	3.74	%(e)

Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	1.48	%(h)	1.45%		1.56%		1.65%	1.66%		1.69%
Waiver/Reimbursement	0.12	%(h)	0.16%		0.06%		—	—	%(i)	—	%(i)
Net investment income (g)	3.15	%(h)	3.81%		3.99%		3.83%	3.15%		2.97%
Portfolio turnover rate	134	%(f)	214%		195%		175%	105%		118%
Net assets, end of period (000s)	$12,483		$13,809		$14,700		$15,710	$9,704		$12,019

(a)	On October 7, 2005, the Columbia Quality Plus Bond Fund was renamed the Columbia Core Bond Fund.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Core Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended October 31, 2009		Year Ended April 30,
Class C Shares			2009	2008	2007	2006 (a)	2005
Net Asset Value, Beginning of Period	$10.13		$10.44	$10.57	$10.36	$10.81	$10.93

Income from Investment Operations:
Net investment income (b)	0.17		0.39	0.43	0.42	0.35	0.33
Net realized and unrealized gain (loss) on investments, credit default swap contracts and futures contracts	0.58		(0.31)	(0.14)	0.21	(0.44)	0.09

Total from investment operations	0.75		0.08	0.29	0.63	(0.09)	0.42

Less Distributions to Shareholders:
From net investment income	(0.17)		(0.39)	(0.42)	(0.42)	(0.36)	(0.35)
From net realized gains	—		—	—	—	—	(0.19)

Total distributions to shareholders	(0.17)		(0.39)	(0.42)	(0.42)	(0.36)	(0.54)

Increase from regulatory settlements	—	(c)	—	—	—	—	—

Net Asset Value, End of Period	$10.71		$10.13	$10.44	$10.57	$10.36	$10.81
Total return (d)(e)	7.41	%(f)	0.87%	2.84%	6.17%	(0.86)%	3.89%

Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	1.33	%(h)	1.30%	1.41%	1.50%	1.51%	1.54%
Waiver/Reimbursement	0.27	%(h)	0.31%	0.21%	0.15%	0.15%	0.15%
Net investment income (g)	3.29	%(h)	3.90%	4.13%	3.99%	3.30%	3.12%
Portfolio turnover rate	134	%(f)	214%	195%	175%	105%	118%
Net assets, end of period (000s)	$10,825		$11,002	$6,857	$5,695	$4,073	$5,140

(a)	On October 7, 2005, the Columbia Quality Plus Bond Fund was renamed the Columbia Core Bond Fund.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Core Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended October 31, 2009		Year Ended April 30,
Class T Shares			2009		2008 (a)		2007	2006 (b)		2005
Net Asset Value, Beginning of Period	$10.13		$10.44		$10.57		$10.36	$10.81		$10.93

Income from Investment Operations:
Net investment income (c)	0.21		0.47		0.51		0.49	0.42		0.41
Net realized and unrealized gain (loss) on investments, credit default swap contracts and futures contracts	0.57		(0.32)		(0.14)		0.21	(0.43)		0.09

Total from investment operations	0.78		0.15		0.37		0.70	(0.01)		0.50

Less Distributions to Shareholders:
From net investment income	(0.20)		(0.46)		(0.50)		(0.49)	(0.44)		(0.43)
From net realized gains	—		—		—		—	—		(0.19)

Total distributions to shareholders	(0.20)		(0.46)		(0.50)		(0.49)	(0.44)		(0.62)

Increase from regulatory settlements	—	(d)	—		—		—	—		—

Net Asset Value, End of Period	$10.71		$10.13		$10.44		$10.57	$10.36		$10.81
Total return (e)	7.78	%(f)(g)	1.58	%(f)	3.57	%(f)	6.91%	(0.17	)%(f)	4.62	%(f)

Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	0.63	%(i)	0.60%		0.71%		0.80%	0.81%		0.84%
Waiver/Reimbursement	0.12	%(i)	0.16%		0.06%		—	—	%(j)	—	%(j)
Net investment income (h)	3.98	%(i)	4.66%		4.83%		4.68%	4.01%		3.72%
Portfolio turnover rate	134	%(g)	214%		195%		175%	105%		118%
Net assets, end of period (000s)	$19,012		$18,278		$21,562		$23,582	$26,372		$30,832

(a)	On August 8, 2007, Class G shares were exchanged for Class T shares.

(b)	On October 7, 2005, the Columbia Quality Plus Bond Fund was renamed the Columbia Core Bond Fund.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Rounds to less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

(i)	Annualized.

(j)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Core Bond Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended October 31, 2009		Year Ended April 30,
Class Z Shares			2009		2008		2007	2006 (a)		2005
Net Asset Value, Beginning of Period	$10.13		$10.44		$10.57		$10.36	$10.81		$10.93

Income from Investment Operations:
Net investment income (b)	0.22		0.48		0.52		0.51	0.44		0.42
Net realized and unrealized gain (loss) on investments, credit default swap contracts and futures contracts	0.57		(0.31)		(0.14)		0.21	(0.44)		0.09

Total from investment operations	0.79		0.17		0.38		0.72	—		0.51

Less Distributions to Shareholders:
From net investment income	(0.21)		(0.48)		(0.51)		(0.51)	(0.45)		(0.44)
From net realized gains	—		—		—		—	—		(0.19)

Total distributions to shareholders	(0.21)		(0.48)		(0.51)		(0.51)	(0.45)		(0.63)

Increase from regulatory settlements	—	(c)	—		—		—	—		—

Net Asset Value, End of Period	$10.71		$10.13		$10.44		$10.57	$10.36		$10.81
Total return (d)	7.86	%(e)(f)	1.73	%(e)	3.72	%(e)	7.07%	(0.02	)%(e)	4.78	%(e)

Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.48	%(h)	0.45%		0.56%		0.65%	0.66%		0.69%
Waiver/Reimbursement	0.12	%(h)	0.16%		0.06%		—	—	%(i)	—	%(i)
Net investment income (g)	4.13	%(h)	4.80%		4.98%		4.83%	4.16%		3.87%
Portfolio turnover rate	134	%(f)	214%		195%		175%	105%		118%
Net assets, end of period (000s)	$1,481,135		$1,422,826		$1,523,499		$1,606,867	$948,279		$926,434

(a)	On October 7, 2005, the Columbia Quality Plus Bond Fund was renamed the Columbia Core Bond Fund.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – Columbia Core Bond Fund

October 31, 2009 (Unaudited)

Note 1. Organization

Columbia Core Bond Fund (the “Fund”), a series of Columbia Funds Series Trust I (the “Trust”), is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Investment Objective

The Fund seeks total return, consisting of current income and capital appreciation.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers five classes of shares: Class A, Class B, Class C, Class T and Class Z. Each share class has its own expense structure and sales charges, as applicable. Effective June 22, 2009, the Fund no longer accepts investments from new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund, and exchanges by existing Class B shareholders of the other Columbia Funds.

Class A and Class T shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A and Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (“CDSC”) if the shares are sold within one year after purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class T and Class Z shares, as described in the Fund’s prospectus.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through December 18, 2009, the date the financial statements were issued, and noted no items requiring adjustment of the financial statements or additional disclosures except as disclosed in Note 4.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Credit default swap contracts are marked to market daily based upon quotations from market makers. Quotations obtained from independent pricing services use information provided by market makers.

Columbia Core Bond Fund, October 31, 2009 (Unaudited)

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

■

Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Management is required to provide disclosures regarding the Fund’s derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their derivative contracts. For additional information on derivative instruments, please see Note 6.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC (“Columbia”), the Fund’s investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount equal to the delayed delivery commitment.

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities (“TIPS”). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. Interest payments are based on the adjusted principal at the time the interest is paid. These adjustments are recorded as interest income on the Statement of Operations.

Interest Only Securities

The Fund may invest in Interest Only Securities (“IOs”). IOs are stripped mortgage backed securities entitled to receive all

Columbia Core Bond Fund, October 31, 2009 (Unaudited)

of the security’s interest, but none of its principal. Interest is accrued daily. The daily accrual factor is adjusted each month to reflect the paydown of principal.

Stripped Securities

Stripped mortgage-backed securities are derivative multi-class mortgage securities structured so that one class receives most, if not all, of the principal from the underlying mortgage assets, while the other class receives most, if not all, of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in an interest-only security. The market value of these securities can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that the Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

Income Recognition

Interest income is recorded on an accrual basis and includes accretion of discounts, amortization of premiums and paydown gains and losses. Fee income attributable to mortgage dollar roll transactions is recorded on the accrual basis over the term of the transaction. The value of additional securities received as an income payment is recorded as income and as the cost basis of such securities.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust’s organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended April 30, 2009 was as follows:

Distributions paid from:
Ordinary Income*	$70,844,233

*	For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Columbia Core Bond Fund, October 31, 2009 (Unaudited)

Unrealized appreciation and depreciation at October 31, 2009, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$60,908,908
Unrealized depreciation	(20,856,955)
Net unrealized appreciation	$40,051,953

The following capital loss carryforwards, determined as of April 30, 2009, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2012	$2,067,727
2013	5,618,112
2014	19,745,385
2015	5,076,609
2017	35,127,545

$67,635,378

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation (“BOA”) provides investment advisory services to the Fund.

In rendering investment advisory services to the Fund, Columbia may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of Columbia. Columbia receives a monthly investment advisory fee based on the Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.48%
$500 million to $1 billion	0.43%
$1 billion to $1.5 billion	0.40%
$1.5 billion to $3 billion	0.37%
$3 billion to $6 billion	0.36%
Over $6 billion	0.35%

For the six month period ended October 31, 2009, the Fund’s annualized effective investment advisory fee rate was 0.43% of the Fund’s average daily net assets.

BOA entered into an agreement dated September 29, 2009 to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. The transaction (“Transaction”) includes a sale of the part of the asset management business that advises long-term mutual funds, including the Fund. The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee at the annual rate of 0.067% of the Fund’s average daily net assets.

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the “Financial Reporting Services Agreement”) with State Street Bank & Trust Company (“State Street”) and Columbia pursuant to which State Street provides financial

Columbia Core Bond Fund, October 31, 2009 (Unaudited)

reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses.

Transfer Agent Fee

Columbia Management Services, Inc. (the “Transfer Agent”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. Effective November 1, 2009, the annual rate changed to $22.36 per account. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account (“IRA”) trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended October 31, 2009, no minimum account balance fees were charged to the fund.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the “Distributor”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund’s shares. For the six month period ended October 31, 2009, the Distributor has retained net underwriting discounts of $4,607 and $36 on sales of the Fund’s Class A and Class T shares, respectively. For the same period, the Distributor received net CDSC fees of $6,663 and $2,252 on Class B and Class C shares redemptions, respectively.

The Fund has adopted distribution and shareholder servicing plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act for Class A, Class B and Class C shares, which require the payment of distribution and service fees. The fees are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Payments under the Plans, which are calculated daily and paid monthly, are based on the average daily net assets of the applicable class of the Fund at the following annual rates:

Distribution Fee		Service Fee
Class B	Class C1	Class A	Class B	Class C1
0.75%	0.75%	0.25%	0.25%	0.25%

[1]

The Distributor has voluntarily agreed to waive a portion of the distribution and service fees for Class C shares so that the combined fees do not exceed 0.85% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Shareholder Services Fee

The Fund may pay shareholder service fees up to a maximum of 0.40% of the Fund’s average daily net assets attributable to Class T shares (comprised of up to 0.20% for shareholder

Columbia Core Bond Fund, October 31, 2009 (Unaudited)

liaison services and up to 0.20% for administrative support services) but will limit such fees to an aggregate of not more than 0.15% during the current fiscal year.

For the six month period ending October 31, 2009, the annualized effective shareholder service fee was 0.15% of the Fund’s average daily net assets attributable to Class T shares.

Fee Waivers and Expense Reimbursements

Effective September 1, 2009, Columbia has voluntarily agreed to reimburse a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 0.55% of the Fund’s average daily net assets on an annualized basis. Columbia, in its discretion, may revise or discontinue this arrangement at any time. Prior to September 1, 2009, Columbia had contractually agreed to bear a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, would not exceed 0.45% of the Fund’s average daily net assets.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund’s Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust’s eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund’s assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six month period ended October 31, 2009, these custody credits reduced total expenses by $9 for the Fund.

Note 6. Objectives and Strategies for Investing in Derivative Instruments

The Fund uses derivatives instruments including futures contracts and credit default swaps in order to meet its investment objectives. The Fund employs strategies in differing combinations to permit it to increase, decrease or change the level of exposure to market risk factors. The achievement of any strategy relating to derivatives depends on analysis of various risk factors, and if the strategies for use of derivatives do not work as intended, the Fund may not achieve its investment objectives.

In pursuit of its investment objectives, the Fund is exposed to the following market risks:

Interest Rate Risk: Interest rate risk relates to the fluctuation in value of fixed income securities because of the inverse relationship of price and yield. Fixed income securities generally will decline in value upon an increase in general interest rates, and their value generally will increase upon a decline in general interest rates. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

Credit Risk: Credit risk relates to the ability of the issuer or guarantor of a fixed income security, or counter party to a derivative contract to make timely principal and /or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Generally, lower-yield higher-quality bonds are subject to credit risk to a lesser extent than lower-grade higher-yield bonds.

Columbia Core Bond Fund, October 31, 2009 (Unaudited)

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts – The Fund entered into interest rate futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark.

The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instruments or the underlying securities, and (3) an inaccurate prediction of the future direction of interest rates by Columbia. Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Fund’s Statement of Assets and Liabilities.

During the six-month period ended October 31, 2009, the Fund entered into 4,825 futures contracts.

Credit Default Swaps – The Fund entered into credit default swap transactions as a protection buyer to reduce overall credit exposure.

Credit default swaps are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a negative credit event take place. The Fund may receive or make an upfront payment as the protection buyer or seller. Credit default swaps are marked to market daily based on quotations from market makers and any change is recorded as unrealized appreciation/depreciation on the Statement of Assets and Liabilities. Periodic payments received or made are recorded as a realized gain or loss and premiums received or made are amortized on the Statement of Operations.

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Credit default swap agreements involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk.

During the six-month period ended October 31, 2009, the Fund purchased credit default swaps with a notional amount of $40,955,000.

The following table is a summary of the value of the Fund’s derivative instruments as of October 31, 2009.

Fair Value of Derivative Instruments
Statement of Assets and Liabilities
Asset	Fair Value	Liability	Fair Value
—	$—	Futures variation margin	$(653,438)*
Open credit default swaps	247,819	Open credit default swaps	(609,596)
Credit default swap premiums	779,821	Credit default swaps premiums	(748,476)

*	Includes only current day’s variation margin.

Columbia Core Bond Fund, October 31, 2009 (Unaudited)

The effect of derivative instruments on the Statement of Operations for the period ended October 31, 2009.

	Amount of Realized Gain or (Loss) and Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Risk Exposure	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Futures Contracts	Interest Rate	$1,582,345	$(1,486,595)
Credit Default Swap Contracts	Credit	(436,178)	54,073

Note 7. Portfolio Information

For the six month period ended October 31, 2009, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Fund were $2,041,538,062 and $2,074,915,013, respectively, of which $1,592,127,310 and $1,689,591,763, respectively, were U.S. Government securities.

Note 8. Line of Credit

The Fund and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund’s borrowing limit set forth in the Fund’s registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Effective October 15, 2009, interest is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.15% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets.

Prior to October 15, 2009, interest was charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.50% or the overnight LIBOR Rate plus 0.50%. In addition, an annual operations agency fee of $20,000, an amendment fee of 0.02% and a commitment fee of 0.12% per annum were accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended October 31, 2009, the Fund did not borrow under these arrangements.

Note 9. Securities Lending

The Fund may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued income from the investment of collateral. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent and borrower rebates, is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

Note 10. Shares of Beneficial Interest

As of October 31, 2009, 85.3% of the Fund’s shares outstanding were beneficially owned by three participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion. On that date, no other shareholder owned more than 5% of the outstanding shares of the Fund.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 11. Regulatory Settlements

As of October 31, 2009, the Fund had received payments of $59,517 relating to certain regulatory settlements with third parties that the Fund had participated in during the year. The payments have been included in “Increase from regulatory settlements” on the Statement of Changes in Net Assets.

Columbia Core Bond Fund, October 31, 2009 (Unaudited)

Note 12. Significant Risks and Contingencies

Sector Focus Risk

The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that is less focused.

Foreign Securities Risk

There are certain additional risks involved when investing in foreign securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Asset-Backed Securities Risk

The value of asset-backed securities may be affected by, among other factors, changes in interest rates, the market’s assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, factors concerning the interests in and structure of the issuer or the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility.

Mortgage-Backed Securities Risk

The value of mortgage-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the quality of underlying assets or the market’s assessment thereof. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Funds to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility.

Legal Proceedings

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the “Columbia Group”) are subject to a settlement agreement with the New York Attorney General (“NYAG”) (the “NYAG Settlement”) and a settlement order with the SEC (the “SEC Order”) on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $140 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to reduce management fees for certain funds in the Columbia family of mutual funds in a projected total of $160 million over five years through November 30, 2009 and to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $140 million in settlement amounts described above has been substantially distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

Columbia Core Bond Fund, October 31, 2009 (Unaudited)

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (“Columbia”), Columbia Funds Distributor, Inc. (now named Columbia Management Distributors, Inc.) (the “Distributor”), the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (“ICA”) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (the “CDSC Lawsuit”). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

-

Board Consideration and Approval of Advisory Agreements

The Advisory Fees and Expenses Committee of the Board of Trustees meets several times annually to review the advisory agreements (collectively, the “Agreements”) of the funds for which the Trustees serve as trustees (each a “fund”) and to determine whether to recommend that the full Board approve the continuation of the Agreements for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements. In addition, the full Board, including the Independent Trustees, considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with senior management of the funds and Columbia, the funds’ investment adviser, including the senior manager of each investment area within Columbia. Through the Board’s Investment Oversight Committees, Trustees also meet with selected fund portfolio managers, research analysts and traders at various times throughout the year.

The Trustees receive and review all materials that they, their legal counsel or Columbia believe to be reasonably necessary for the Trustees to evaluate the Agreements and to determine whether to approve the continuation of the Agreements. Those materials generally include, among other items, (i) information on the investment performance of each fund relative to the performance of peer groups of mutual funds and the fund’s performance benchmarks, and additional information assessing performance on a risk-adjusted basis, (ii) information on each fund’s advisory fees and other expenses, including information comparing the fund’s expenses to those of peer groups of mutual funds and information about any applicable expense caps and fee “breakpoints,” (iii) information about the profitability of the Agreements to Columbia, including potential “fall-out” or ancillary benefits that Columbia and its affiliates may receive as a result of their relationships with the funds and (iv) information obtained through Columbia’s response to a questionnaire prepared at the request of the Trustees by counsel to the funds and independent legal counsel to the Independent Trustees. The Trustees also consider other information such as (v) Columbia’s financial results and financial condition, (vi) each fund’s investment objective and strategies and the size, education and experience of Columbia’s investment staffs and their use of technology, external research and trading cost measurement tools, (vii) the allocation of the funds’ brokerage and the use of “soft” commission dollars to pay for research products and services, (viii) Columbia’s resources devoted to, and its record of compliance with, the funds’ investment policies and restrictions, policies on personal securities transactions and other compliance policies and legal and regulatory requirements, (ix) Columbia’s response to various legal and regulatory proceedings since 2003 and to the recent period of volatility in the securities markets and (x) the economic outlook generally and for the mutual fund industry in particular. In addition, the Advisory Fees and Expenses Committee confers with the funds’ independent fee consultant and reviews materials relating to the funds’ relationships with Columbia provided by the independent fee consultant. Throughout the process, the Trustees have the opportunity to ask questions of and to request additional materials from Columbia and to consult with the independent fee consultant and independent legal counsel to the Independent Trustees.

The Board of Trustees most recently approved the continuation of the Agreements at its October, 2009 meeting, following meetings of the Advisory Fees and Expenses Committee held in December, 2008 and February, May, June, August, September and October, 2009. In considering whether to approve the continuation of the Agreements, the Trustees, including the Independent Trustees, did not identify any single factor as determinative, and each weighed various factors as he or she deemed appropriate. The Trustees considered the following matters in connection with their approval of the continuation of the Agreements:

The nature, extent and quality of the services provided to the funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by Columbia and its affiliates to the funds and the resources dedicated to the funds by Columbia and its affiliates. Among other things, the Trustees considered (i) Columbia’s ability (including its personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes) to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals; (ii) the portfolio management services provided by those investment professionals; and (iii) the trade execution services provided on behalf of the funds. For each fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services. After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the continuation of the Agreements.

Investment performance of the funds and Columbia. The Trustees reviewed information about the performance of each fund over various time periods, including information prepared by an independent third-party data provider that compared the performance of each fund to the performance of peer groups of mutual funds and performance benchmarks. The Trustees also reviewed a description of the third party’s methodology for identifying each fund’s peer group for purposes of performance and expense comparisons. The Trustees also considered additional information that the Advisory Fees and Expenses Committee requested from Columbia relating to funds that presented relatively weaker performance and/or relatively higher fees or expenses. In the case of each fund whose performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Trustees concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the fund’s Agreements. Those factors varied from fund to fund, but included one or more of the following: (i) that the fund’s performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the fund’s investment strategy and policies and that the fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the fund’s investment strategy; (iii) that the fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; (iv) that Columbia had taken or was taking steps designed to help improve the fund’s investment performance, including, but not limited to, replacing portfolio managers or modifying investment strategies; and (v) that Columbia proposed to waive advisory fees or cap the expenses of the fund.

The Trustees noted that, through April 30, 2009, Columbia Core Bond Fund’s performance was in the second quintile (where the best performance would be in the first quintile) for the one-, three-, five- and ten-year periods, of the peer group selected by an independent third-party data provider for purposes of performance comparisons.

The Trustees also considered Columbia’s performance and reputation generally, the funds’ performance as a fund family generally, and Columbia’s historical responsiveness to Trustee concerns about performance and Columbia’s willingness to take steps intended to improve performance. After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of each fund and Columbia was sufficient, in light of other considerations, to warrant the continuation of the Agreement(s) pertaining to that fund.

The costs of the services provided and profits realized by Columbia and its affiliates from their relationships with the funds. The Trustees considered the fees charged to the funds for advisory services as well as the total expense levels of the funds. That information included comparisons (provided by management and by an independent third-party data provider) of each fund’s advisory fees and total expense levels to those of the fund’s peer groups and information about the advisory fees charged by Columbia to comparable institutional accounts. In considering the fees charged to those accounts, the Trustees took into account, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for Columbia, and the additional resources required to manage mutual funds effectively. In evaluating each fund’s advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of the fund. The Trustees considered existing advisory fee breakpoints, and Columbia’s use of advisory fee waivers and expense caps, which benefited a number of the funds. The Trustees also noted management’s stated justification for the fees charged to the funds, which included information about the investment performance of the funds and the services provided to the funds.

The Trustees considered that Columbia Core Bond Fund’s total expenses were in the second quintile and actual management fees were in the third quintile (where the lowest fees and expenses would be in the first quintile) of the peer group selected by an independent third-party data provider for purposes of expense comparisons.

The Trustees also considered the compensation directly or indirectly received by Columbia and its affiliates from their relationships with the funds. The Trustees reviewed information provided by management as to the profitability to Columbia and its affiliates of their relationships with each fund, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Trustees also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the relevant funds, the expense level of each fund, and whether Columbia had implemented breakpoints and/or expense caps with respect to the fund.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each fund, and the related profitability to Columbia and its affiliates of their relationships with the fund, supported the continuation of the Agreement(s) pertaining to that fund.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision by Columbia of services to each fund, to groups of related funds, and to Columbia’s investment advisory clients as a whole and whether those economies were shared with the funds through breakpoints in the investment advisory fees or other means, such as fee waivers/expense reductions and additional investments by Columbia in investment, trading and compliance resources. The Trustees noted that many of the funds benefited from breakpoints, fee waivers/expense caps, or both. In considering those issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to Columbia and its affiliates of their relationships with the funds, as discussed above.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the funds supported the continuation of the Agreements.

Other Factors. The Trustees also considered other factors, which included but were not limited to the following:

■

the extent to which each fund had operated in accordance with its investment objective and investment restrictions, the nature and scope of the compliance programs of the funds and Columbia and the compliance-related resources that Columbia and its affiliates were providing to the funds;

■

the nature, quality, cost and extent of administrative and shareholder services overseen and performed by Columbia and its affiliates, both under the Agreements and under separate agreements for the provision of transfer agency and administrative services;

■

so-called “fall-out benefits” to Columbia and its affiliates, such as the engagement of its affiliates to provide distribution, brokerage and transfer agency services to the funds, and the benefits of research made available to Columbia by reason of brokerage commissions generated by the funds’ securities transactions, as well as possible conflicts of interest associated with those fall-out and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor those possible conflicts of interest; and

■	the report provided by the funds’ independent fee consultant, which included information about and analysis of the funds’ fees, expenses and performance.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel and the independent fee consultant, the Trustees, including the Independent Trustees, approved the continuance of each of the Agreements through October 31, 2010.

Summary of Management Fee Evaluation by Independent Fee Consultant

Prepared Pursuant to the February 9, 2005 Assurance of Discontinuance among the Office of Attorney General of New York State, Columbia Management Advisors, LLC, and Columbia Management Distributors, Inc. November 6, 2009

I. Overview

On February 9, 2005, Columbia Management Advisors, LLC (“CMA”) and Columbia Management Distributors, Inc.1 (“CMDI”) agreed to the New York Attorney General’s Assurance of Discontinuance (“AOD”). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund (“Columbia Fund” and, together with some or all of such funds, the “Columbia Funds”) only if the Independent Members of the Columbia Fund’s Board of Trustees appoint a Senior Officer or retain an Independent Fee Consultant (“IFC”) who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

With effect from January 1, 2007, the Independent Members of the Board of Trustees for certain Columbia Funds known collectively as the “Atlantic Funds” (together with the other members of that Board, the “Trustees”) retained me as IFC for the Atlantic Funds.2 In this capacity, I have prepared the fifth annual written evaluation of the fee negotiation process. As was the case with the 2007 and 2008 reports, my immediate predecessor as IFC, John Rea, provided invaluable assistance in the preparation of this year’s report.

A. Role of the Independent Fee Consultant

The AOD charges the IFC with “managing the process by which proposed management fees … to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms’ length and reasonable and consistent with this Assurance of Discontinuance.” The AOD also provides that CMA “may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees … using … an

[1]	CMA and CMDI are subsidiaries of Columbia Management Group, LLC (“CMG”), and are the successors to the entities named in the AOD.

[2]

I have no material relationship with Bank of America, CMG or any of its affiliates, aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. I retained John Rea, an independent economic consultant, to assist me with this report.

Unless otherwise stated or required by the context, this report covers only the Atlantic Funds, which are also referred as the “Funds.”

annual independent written evaluation prepared by or under the direction of … the Independent Fee Consultant.” Therefore, the AOD makes clear that the IFC does not supplant the Trustees in negotiating management fees with CMA, nor does the IFC substitute his or her judgment for that of the Trustees with respect to the reasonableness of proposed fees or any other matter that is committed to the business judgment of the Trustees.

B. Elements Involved in Managing the Fee Negotiation Process

In preparing the report required by the AOD, the IFC must consider at least the following six factors set forth in the AOD:

1.	The nature and quality of CMA’s services, including the Fund’s performance;

2.	Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.	Possible economies of scale as the Fund grows larger;

4.	Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

5.	Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.	Profit margins of CMA and its affiliates from supplying such services.

C. Organization of the Annual Evaluation

This report, like last year’s, focuses on the six factors and contains a section for each factor except that CMA’s costs and profits from managing the Funds are treated in a single section. In addition to a discussion of these factors, the report offers recommendations to improve the fee review process in future years. A review of the status of recommendations made in the 2008 Report is being provided separately with the materials for the October meeting.

II. Summary of Findings

A. General

1.	Based upon my examination of the information supplied by CMG in the light of the six factors set forth in the AOD, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Atlantic Fund.

2.	In my view, the process by which the proposed management fees of the Funds have been negotiated in 2009 thus far has been, to the extent practicable, at arms’ length and reasonable and consistent with the AOD.

B. Nature and Quality of Services, Including Performance

3.	The performance of the Funds has been relatively strong in recent years, although the one-year record was weaker than longer-term records. Based upon 1-, 3-, 5-, and 10-year returns through April 30, 2009, at least half of all the Funds were in the first and second performance quintiles in each of the three longest performance periods; for the one-year period, 40% of the Funds were in the top two quintiles. No more than 13% of the Funds were in the fifth quintile in any one performance period. Domestic equity, quantitative equity, and taxable fixed-income Funds were the strongest performers in 2009, while most foreign equity Funds lagged behind their competitors.

4.	Performance rankings were similar in 2008 and 2009: the 1- and 3-year rankings declined slightly over the previous year, while the 5-year rankings improved modestly. Year over year, for the 1- and 3-year periods, the performance of equity Funds, both domestic and international, declined, while that of fixed-income Funds improved. Between three-fifths to two-thirds of the Funds changed quintile rankings in 2009 in the 1-, 3-, and 5-year performance periods.

5.	The performance of the domestic equity Funds against their benchmarks was good for the 3- and 5-year performance periods. In contrast, gross returns of international equity and fixed-income Funds typically fell short of their benchmarks. The performance of equity Funds against their benchmarks was highly correlated to performance versus their peers; no such correlation was observed for fixed-income Funds.

6.	The Atlantic equity Funds’ overall performance adjusted for risk was solid. Based upon 3-year returns, nearly 57% of the equity Funds had a combination of risk-adjusted and unadjusted returns that placed them in the top half of their performance universes. About one quarter of the fixed-income Funds posted high returns and low risk relative to comparable funds. Just over half of the fixed-income Funds, primarily tax-exempt Funds, took on more risk than the typical fund in their performance universes.

7.	The industry-standard procedure used by Lipper that includes all share classes in the performance universe tends to bias a Fund’s ranking upward within that universe. The bias occurs because either no-12b-1 fee or low-12b-1 fee share classes of the Atlantic Funds are compared with funds in performance universes that include all share classes of multi-class funds with 12b-1 fees of up to 100 basis points. Correcting this bias by limiting the performance universe to classes of comparable funds with low or no 12b-1 fees (a “filtered universe”) lowers the relative performance for the Funds, but not to a material extent. The filtering process, however, did identify one Fund for further review that had not been identified as a review fund using unfiltered universes. Conversely, two Funds that had been identified as review funds in the unfiltered universe lost that status in filtered universes.

8.	A small number of Funds have consistently underperformed over the past five years. The exact number depends on the criteria used to evaluate longer-term performance. For example, only three Funds had below-median performance in each 1- and 3-year period from 2005 to 2009.

9.	The services performed by CMG professionals beyond portfolio management, such as compliance, legal, information technology, risk management, finance, and fund administration, are critical to the success of the Funds and appear to be of high quality.

C. Management Fees Charged by Other Mutual Fund Companies

10.

The Funds’ management fees and total expenses are generally low relative to those of their peers, with over half of the Funds in the most favorable two quintiles. Only 26% of the Funds ranked in the two most expensive quintiles for actual management fees, and 18% in those quintiles for total expenses. Two Funds are in the fifth quintile for total expenses; four Funds are in the fifth quintile for actual management fees.

11.	The highest concentration of low-expense Funds is found among the foreign equity Funds. The 12 former Excelsior Funds have relatively high fees and expenses, with two-thirds ranking in either the fourth or fifth quintiles for actual management fees. The higher actual management fee rankings of certain former Excelsior Funds are due in part to fee schedules that are higher than standard Columbia Fund fee schedules at current asset levels.

12.	The distribution of total expense and management fee rankings has improved over the prior two years. The implementation of the voluntary standardized cap system has contributed significantly to the improved rankings in 2009.

13.	The management fees of the Atlantic Funds are generally in line with those of Columbia Funds supervised by the Nations Board of Trustees (the “Nations Funds”). To the extent that Atlantic Funds have higher average fees in certain investment categories than Nations Funds, the difference reflects either differences in asset size, different fee structures of the former Excelsior Funds, or special circumstances of the Funds included in the investment categories.

D. Trustees’ Advisory Contract Review Process

14.	The Trustees’ evaluation process identified 16 Funds in 2009 for further review based upon long-standing criteria relating to their relative performance or expenses or both. When compared in filtered universes, one additional Fund met the criteria for further review. CMG provided further information about each of those Funds to assist the Trustees in their evaluation.

E. Potential Economies of Scale

15.	CMG presented to the Trustees its analysis of the sources and sharing of potential economies of scale. CMG views economies of scale as arising at the complex level and would regard estimates of scale economies for individual funds as unreliable. In its analysis, CMG did not identify specific sources of economies of scale or provide any estimates of any economies of scale that might arise from future asset growth. CMG’s analysis included measures taken by the Trustees and CMG that seek to share any potential economies of scale through breakpoints in management fee schedules, the establishment of expense limits for each Fund, enhanced shareholder services, fund mergers, and operational consolidation.

16.	An examination of the contractual fee schedules for five Atlantic Funds shows that those with standard fee structures are generally in line with those of their competitors. The fee schedules of the former Excelsior Funds, however, have high initial fees relative to competitors but otherwise have comparable breakpoint structures.

F. Management Fees Charged to Institutional Clients

17.	CMG has provided Trustees with comparisons of mutual fund management fees and institutional fees based upon standardized fee schedules and upon actual fees. The results show that, consistent with industry practice, actual and scheduled institutional fees are generally lower than the Funds’ management fees. CMG provided additional data this year demonstrating that at small asset levels, the effective fee of certain Funds may be equal to or less than institutional fee levels at those asset levels, due to the effect of expense limits on small funds with high gross expenses. CMG also analyzed the differences between the services provided and risks borne on the one hand by a manager of mutual funds and on the other by institutional advisers, and suggested that these differences should be kept in mind when Trustees review the reasonableness of the Funds’ management fees.

G. Revenues, Expenses, and Profits

18.	The activity-based cost allocation methodology employed by CMG to allocate costs, both direct and indirect, for purposes of calculating Fund profitability is thoughtful and detailed. This year, CMG further refined the technique by allocating additional indirect expenses on an activity basis.

19.	The materials provided on CMG’s revenues and expenses with respect to the Funds and the methodology underlying their construction form a sufficient basis for Trustees to evaluate the expenses of and profitability to CMG arising out of its relationships with the Funds.

20.	CMG provided a firm-wide pro forma 2009 income statement demonstrating the effect of market events beginning in the fourth quarter of 2008 on its revenues and profitability to provide an additional perspective on calendar 2008 profitability data. In particular, 2008 revenues reflected the higher market prices prevailing during the first three quarters of that year, while expenses dropped due to cost cutting in the wake of the market downturn late in 2008. The continuing effects of this downturn are expected to produce a significant decline in profitability this year.

21.	In 2008, CMG’s pre-tax post-distribution margin on the Atlantic Fund complex was above industry medians, based on the limited data available for publicly held mutual fund managers. However, as is to be expected in a large fund complex, some Atlantic Funds had relatively high pre-tax profit margins in 2008, when calculated solely with respect to management revenues and expenses, while other Atlantic Funds operated at a loss. There is a positive relationship between Fund size and profitability to CMG, with smaller Funds generally operating at a loss to CMG.

22.	CMG pays a fixed percentage of its management fee revenues to an affiliate, U.S. Trust, Bank of America Private Wealth Management, with respect to assets of its clients invested in Atlantic Funds to compensate it for services it performs with respect to those client assets and for the effect of state law limitations on affiliates charging multiple fees. Based on our analysis of the services provided by this affiliate, we have concluded that all payments other than those for sub-transfer agent or sub-accounting services should be treated as a distribution expense.

III. Recommendations

1)	Criteria for review. The Trustees may wish to consider modifying the criteria for identifying a Fund for further review (a “Review Fund”) to include criteria that focus exclusively on performance. The Trustees’ supplementary data request included one such criterion. They may also wish to consider whether it would be useful to apply CMG’s own internal monitoring standards for Fund performance to the contract review process, or whether such criteria are more relevant to their ongoing investment oversight.

2)	Presentation of Review Fund discussion. CMG should consider whether it could more systematically present in one discussion all relevant information regarding each Review Fund, which is now split into several different portions of the 15(c) materials. For any Fund that has been a Review Fund in consecutive years, CMG should address under what circumstances it could reasonably be anticipated that the Fund would lose that status.

3)	Refinement of tax-exempt performance data. Certain single-state tax-exempt Funds compete in extremely small universes and are compared to a multi-state benchmark of uncertain relevance. Notwithstanding the difficulties, CMG should work to improve the reliability of the calculation of relative performance of these Funds. If that is not possible, CMG should provide guidance on how the Trustees should judge the quality of CMG’s management of these Funds.

4)	Development of risk metrics for asset-allocation, tax-exempt, and money market funds. CMG has developed and shared with the Trustees quantitative risk metrics comparing equity and taxable fixed-income Funds against their peers. However, reliable risk metrics have not been developed for asset-allocation, tax-exempt fixed income, and money market funds. We urge CMG to continue its efforts to provide reliable risk measures for these categories of Funds, especially in the cases of asset-allocation and money market funds, because their investors are likely to be motivated at least in part by a desire to manage risk.

5)	Profitability data. For any period during which CMG is an affiliate of U.S. Trust, Bank of America Private Wealth Management, CMG should continue to present to the Trustees the profitability of each Fund, each investment style and each complex (of which Atlantic is one) calculated as follows:

a.	Management-only profitability should be calculated without reference to any Private Bank expense.

b.	Profitability excluding distribution (which essentially covers the management and transfer agency functions) should be adjusted by removing from the expense calculation any portion of the Private Bank payment not attributable to the performance by the Private Bank of sub-transfer agency or sub-accounting functions.

c.	Total profitability, including distribution: No adjustment for Private Bank expenses should be made,

because all such expenses represent legitimate fund expenses to be taken into account in calculating CMG’s profit margin including distribution.

d.	Distribution only: This should include all Private Bank expenses other than those attributable to sub-transfer agency services.

6)	Contractual fee analysis. This year CMG presented a new Lipper report comparing the contractual management fees of Funds with those of competitors in similar investment styles. However, the reliability of the conclusion — that Fund management fee breakpoints compared favorably with competitive fee rates — was limited by the use of competitive funds at all asset levels. The sponsors of a $100 million mutual fund may not have given much thought to breakpoints at $5 billion; therefore, that fund’s contractual fee at that level is unlikely to compare favorably with that of a $5 billion Fund. Limiting the competitors to the Lipper expense group, whose constituents are similar in size to the relevant Fund, would make the results more meaningful. In addition, the breakpoints of a select group of Atlantic Funds (which would differ each year) should continue to be compared to those of industry rivals to ensure that the Funds’ breakpoint schedules remain within industry norms. As breakpoint schedules change relatively little each year, performing such a comparison for each Atlantic Fund each year would not be an efficient use of Trustee and CMG resources.

7)	Pro forma profitability data. In any year in which CMG or the Trustees believe that the prior year’s profitability is unlikely to be representative of current business results due to changes in markets or for any other reason, CMG should, consistent with this year’s practice, prepare a pro forma income statement based on year-to-date actual data and reasonable projections used for its own business planning purposes.

8)	Additional institutional data and analysis. While CMG provided a substantial amount of information on its institutional business, including a virtually complete database of all institutional accounts, we suggest some additional items for future years: (a) profitability data for the institutional business in the format, and based upon the same allocation methodologies, used to present Fund profitability, (b) an explanation of how CMA sets institutional fee breakpoints, which normally begin at asset levels far lower than those found in Fund management fee breakpoints, and (c) an analysis of differences in actual fees within specific investment categories, with special attention given to accounts established before and after the implementation of the standardized institutional fee schedules in 2005.

9)	Management fee disparities. In any future study of management fees, CMG and the Atlantic Trustees should analyze the differences in management fee schedules, including those arising out of the reorganization of the former Excelsior Funds as Atlantic Funds. As part of that analysis, CMG should provide an explanation for any significant fee differences among comparable funds across fund families sponsored by CMG, such as differences in the management styles of different Funds included the same Lipper category. Finally, if CMG proposes a management fee change or an expense cap for any mutual fund managed by CMA that is comparable to any Atlantic Fund, CMG should provide the Trustees with sufficient information about the proposal to allow the Trustees to assess the applicability of the proposed change to the relevant Atlantic Fund or Funds.

10)	Explanation of data supplied to Lipper. Each year, as part of the 15(c) process, CMG retains Lipper to compare the fees and expenses of each Fund to a group of competitors. In many cases, CMG, with the approval of the Trustees, adjusts the actual expense data, which is based on the most recent full fiscal year of the Fund (and each competitive fund) to reflect changes in fees or expense limits that occurred during or after the relevant fiscal year. This improves the reliability and usefulness of the comparison. However, to ensure that the Trustees know when and how CMG adjusted the data, we recommend that CMG prepare a table listing for each Fund what adjustments were made, e.g., to reflect a new expense limitation of x basis points that commenced on y date.

Reduction of volume of paper documents submitted. The effort to streamline and better organize the data presented to the Trustees and the process by which that data was prepared and organized continued to be well-received by all parties. Notwithstanding past success, it is always appropriate to look for opportunities to reduce and simplify the presentation of 15(c) data. One possibility would be to remove the 124 pages of biographical data, most if not all of which the Trustees have previously seen as part of their ongoing investment oversight duties, from the paper volume and post it on the Internet-based document storage and retrieval system used by the Funds to provide reference data to Trustees.

Respectfully Submitted,

Steven E. Asher

[THIS PAGE INTENTIONALLY LEFT BLANK]

Important Information About This Report

Transfer Agent

Columbia Management Services, Inc.

P.O. Box 8081

Boston, MA 02266-8081

1-800-345-6611

Distributor

Columbia Management

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC

100 Federal Street

Boston, MA 02110

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Core Bond Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund’s voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund’s website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC (“Columbia Management”) is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

One Financial Center

Boston, MA 02111-2621

Columbia Core Bond Fund

Semiannual Report, October 31, 2009

©2009 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

SHC-44/26722-1009 (12/09) 09/97150

Item 2.	Code of Ethics.

Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, since those procedures were last disclosed in response to requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A) or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	December 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	December 18, 2009

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	December 18, 2009